Schedule of Investments (unaudited)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 9.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	89,963	$2,603,529
Verizon Communications Inc.	52,938	2,290,628
Total Diversified Telecommunication Services		4,894,157
Entertainment — 1.8%
Electronic Arts Inc.	2,913	465,206
Live Nation Entertainment Inc.	1,965	297,265 *
Netflix Inc.	5,336	7,145,598 *
Take-Two Interactive Software Inc.	2,163	525,285 *
TKO Group Holdings Inc.	822	149,563
Walt Disney Co.	22,634	2,806,842
Warner Bros. Discovery Inc.	27,729	317,774 *
Total Entertainment		11,707,533
Interactive Media & Services — 6.6%
Alphabet Inc., Class A Shares	72,973	12,860,032
Alphabet Inc., Class C Shares	58,865	10,442,062
Match Group Inc.	3,053	94,307
Meta Platforms Inc., Class A Shares	27,216	20,087,858
Total Interactive Media & Services		43,484,259
Media — 0.4%
Charter Communications Inc., Class A Shares	1,193	487,710 *
Comcast Corp., Class A Shares	46,652	1,665,010
Fox Corp., Class A Shares	2,661	149,122
Fox Corp., Class B Shares	1,520	78,478
Interpublic Group of Cos. Inc.	5,023	122,963
News Corp., Class A Shares	4,300	127,796
News Corp., Class B Shares	1,291	44,294
Omnicom Group Inc.	2,291	164,815
Paramount Global, Class B Shares	7,638	98,530
Total Media		2,938,718
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	6,048	1,440,996

Total Communication Services		64,465,663
Consumer Discretionary — 10.3%
Automobile Components — 0.0%††
Aptiv PLC	2,904	198,111 *
Automobiles — 1.8%
Ford Motor Co.	50,540	548,359
General Motors Co.	12,256	603,118
Tesla Inc.	35,138	11,161,937 *
Total Automobiles		12,313,414
Broadline Retail — 4.0%
Amazon.com Inc.	118,471	25,991,353 *
eBay Inc.	5,968	444,377
Total Broadline Retail		26,435,730
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	1,804	$218,843
LKQ Corp.	3,363	124,464
Pool Corp.	441	128,543
Total Distributors		471,850
Hotels, Restaurants & Leisure — 2.1%
Airbnb Inc., Class A Shares	5,306	702,196 *
Booking Holdings Inc.	408	2,362,010
Caesars Entertainment Inc.	2,492	70,748 *
Carnival Corp.	13,079	367,781 *
Chipotle Mexican Grill Inc.	16,749	940,456 *
Darden Restaurants Inc.	1,467	319,762
Domino’s Pizza Inc.	416	187,450
DoorDash Inc., Class A Shares	4,311	1,062,705 *
Expedia Group Inc.	1,498	252,683
Hilton Worldwide Holdings Inc.	2,991	796,623
Las Vegas Sands Corp.	4,270	185,788
Marriott International Inc., Class A Shares	2,807	766,900
McDonald’s Corp.	8,982	2,624,271
MGM Resorts International	2,955	101,622 *
Norwegian Cruise Line Holdings Ltd.	5,623	114,034 *
Royal Caribbean Cruises Ltd.	3,184	997,038
Starbucks Corp.	14,404	1,319,839
Wynn Resorts Ltd.	1,087	101,819
Yum! Brands Inc.	3,413	505,738
Total Hotels, Restaurants & Leisure		13,779,463
Household Durables — 0.3%
DR Horton Inc.	3,433	442,582
Garmin Ltd.	1,906	397,820
Lennar Corp., Class A Shares	2,865	316,898
Mohawk Industries Inc.	572	59,968 *
NVR Inc.	36	265,884 *
PulteGroup Inc.	2,460	259,432
Total Household Durables		1,742,584
Leisure Products — 0.0%††
Hasbro Inc.	1,507	111,247
Specialty Retail — 1.7%
AutoZone Inc.	206	764,719 *
Best Buy Co. Inc.	2,401	161,179
CarMax Inc.	1,841	123,734 *
Home Depot Inc.	12,533	4,595,099
Lowe’s Cos. Inc.	6,994	1,551,759
O’Reilly Automotive Inc.	10,650	959,885 *
Ross Stores Inc.	4,049	516,571
TJX Cos. Inc.	14,129	1,744,790
Tractor Supply Co.	6,565	346,435
Ulta Beauty Inc.	561	262,447 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Williams-Sonoma Inc.	1,518	$247,996
Total Specialty Retail		11,274,614
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	1,914	197,276 *
Lululemon Athletica Inc.	1,394	331,187 *
NIKE Inc., Class B Shares	15,102	1,072,846
Ralph Lauren Corp.	517	141,803
Tapestry Inc.	2,625	230,501
Total Textiles, Apparel & Luxury Goods		1,973,613

Total Consumer Discretionary		68,300,626
Consumer Staples — 5.5%
Beverages — 1.1%
Brown-Forman Corp., Class B Shares	2,049	55,139
Coca-Cola Co.	48,580	3,437,035
Constellation Brands Inc., Class A Shares	1,891	307,628
Keurig Dr Pepper Inc.	16,874	557,854
Molson Coors Beverage Co., Class B Shares	2,093	100,652
Monster Beverage Corp.	8,556	535,948 *
PepsiCo Inc.	17,434	2,301,985
Total Beverages		7,296,241
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	5,562	5,506,046
Dollar General Corp.	2,785	318,548
Dollar Tree Inc.	2,424	240,073 *
Kroger Co.	7,586	544,144
Sysco Corp.	6,071	459,818
Target Corp.	5,703	562,601
Walgreens Boots Alliance Inc.	8,243	94,630
Walmart Inc.	54,122	5,292,049
Total Consumer Staples Distribution & Retail		13,017,909
Food Products — 0.6%
Archer-Daniels-Midland Co.	5,784	305,280
Bunge Global SA	1,616	129,732
Campbell’s Co.	2,717	83,276
Conagra Brands Inc.	6,035	123,536
General Mills Inc.	6,968	361,012
Hershey Co.	1,810	300,370
Hormel Foods Corp.	3,342	101,096
JM Smucker Co.	1,375	135,025
Kellanova	3,298	262,290
Kraft Heinz Co.	10,631	274,492
Lamb Weston Holdings Inc.	1,662	86,175
McCormick & Co. Inc., Non Voting Shares	3,003	227,687
Mondelez International Inc., Class A Shares	16,496	1,112,490
Tyson Foods Inc., Class A Shares	3,623	202,671
Total Food Products		3,705,132
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — 1.0%
Church & Dwight Co. Inc.	2,997	$288,042
Clorox Co.	1,485	178,304
Colgate-Palmolive Co.	10,372	942,815
Kimberly-Clark Corp.	4,101	528,701
Procter & Gamble Co.	29,451	4,692,133
Total Household Products		6,629,995
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,947	238,118
Kenvue Inc.	23,736	496,794
Total Personal Care Products		734,912
Tobacco — 0.7%
Altria Group Inc.	21,263	1,246,650
Philip Morris International Inc.	19,456	3,543,521
Total Tobacco		4,790,171

Total Consumer Staples		36,174,360
Energy — 3.0%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,210	468,131
Halliburton Co.	10,415	212,258
Schlumberger NV	17,058	576,560
Total Energy Equipment & Services		1,256,949
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	4,492	82,159
Chevron Corp.	20,357	2,914,919
ConocoPhillips	15,884	1,425,430
Coterra Energy Inc.	9,936	252,176
Devon Energy Corp.	7,890	250,981
Diamondback Energy Inc.	2,295	315,333
EOG Resources Inc.	6,895	824,711
EQT Corp.	7,432	433,434
Expand Energy Corp.	2,613	305,564
Exxon Mobil Corp.	53,960	5,816,888
Hess Corp.	3,582	496,250
Kinder Morgan Inc.	23,923	703,336
Marathon Petroleum Corp.	3,929	652,646
Occidental Petroleum Corp.	9,497	398,969
ONEOK Inc.	7,993	652,469
Phillips 66	5,078	605,805
Targa Resources Corp.	2,703	470,538
Texas Pacific Land Corp.	232	245,083
Valero Energy Corp.	3,948	530,690
Williams Cos. Inc.	15,433	969,347
Total Oil, Gas & Consumable Fuels		18,346,728

Total Energy		19,603,677
Financials — 14.0%
Banks — 3.6%
Bank of America Corp.	82,705	3,913,601
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Citigroup Inc.	23,238	$1,978,019
Citizens Financial Group Inc.	5,176	231,626
Fifth Third Bancorp	8,001	329,081
Huntington Bancshares Inc.	18,535	310,647
JPMorgan Chase & Co.	34,885	10,113,510
KeyCorp	11,720	204,162
M&T Bank Corp.	2,052	398,067
PNC Financial Services Group Inc.	4,893	912,153
Regions Financial Corp.	11,284	265,400
Truist Financial Corp.	17,236	740,976
US Bancorp	19,474	881,198
Wells Fargo & Co.	40,580	3,251,270
Total Banks		23,529,710
Capital Markets — 3.4%
Ameriprise Financial Inc.	1,187	633,538
Bank of New York Mellon Corp.	9,096	828,737
Blackrock Inc.	1,838	1,928,521
Blackstone Inc.	9,039	1,352,054
Cboe Global Markets Inc.	1,295	302,007
Charles Schwab Corp.	21,446	1,956,733
CME Group Inc.	4,553	1,254,898
Coinbase Global Inc., Class A Shares	2,668	935,107 *
FactSet Research Systems Inc.	480	214,694
Franklin Resources Inc.	3,685	87,887 (a)
Goldman Sachs Group Inc.	3,855	2,728,376
Intercontinental Exchange Inc.	7,258	1,331,625
Invesco Ltd.	5,178	81,657
KKR & Co. Inc.	8,606	1,144,856
MarketAxess Holdings Inc.	436	97,376
Moody’s Corp.	1,915	960,545
Morgan Stanley	15,571	2,193,331
MSCI Inc.	949	547,326
Nasdaq Inc.	5,137	459,351
Northern Trust Corp.	2,459	311,777
Raymond James Financial Inc.	2,307	353,825
S&P Global Inc.	3,954	2,084,905
State Street Corp.	3,524	374,742
T. Rowe Price Group Inc.	2,837	273,770
Total Capital Markets		22,437,638
Consumer Finance — 0.7%
American Express Co.	6,968	2,222,652
Capital One Financial Corp.	8,097	1,722,718
Synchrony Financial	4,696	313,411
Total Consumer Finance		4,258,781
Financial Services — 4.3%
Apollo Global Management Inc.	5,776	819,441
Berkshire Hathaway Inc., Class B Shares	22,998	11,171,738 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Corpay Inc.	872	$289,347 *
Fidelity National Information Services Inc.	6,506	529,653
Fiserv Inc.	7,025	1,211,180 *
Global Payments Inc.	3,096	247,804
Jack Henry & Associates Inc.	930	167,558
Mastercard Inc., Class A Shares	10,158	5,708,187
PayPal Holdings Inc.	12,236	909,380 *
Visa Inc., Class A Shares	21,439	7,611,917
Total Financial Services		28,666,205
Insurance — 2.0%
Aflac Inc.	6,049	637,928
Allstate Corp.	3,258	655,868
American International Group Inc.	7,044	602,896
Aon PLC, Class A Shares	2,673	953,619
Arch Capital Group Ltd.	4,696	427,571
Arthur J Gallagher & Co.	3,239	1,036,869
Assurant Inc.	639	126,196
Brown & Brown Inc.	2,881	319,416
Chubb Ltd.	4,723	1,368,348
Cincinnati Financial Corp.	1,957	291,436
Erie Indemnity Co., Class A Shares	301	104,384
Everest Group Ltd.	508	172,644
Globe Life Inc.	971	120,686
Hartford Insurance Group Inc.	3,827	485,531
Loews Corp.	2,124	194,686
Marsh & McLennan Cos. Inc.	6,241	1,364,532
MetLife Inc.	7,057	567,524
Principal Financial Group Inc.	2,522	200,322
Progressive Corp.	7,349	1,961,154
Prudential Financial Inc.	4,332	465,430
Travelers Cos. Inc.	2,816	753,393
Willis Towers Watson PLC	1,245	381,593
WR Berkley Corp.	3,611	265,300
Total Insurance		13,457,326

Total Financials		92,349,660
Health Care — 9.3%
Biotechnology — 1.6%
AbbVie Inc.	22,144	4,110,369
Amgen Inc.	6,766	1,889,135
Biogen Inc.	1,844	231,588 *
Gilead Sciences Inc.	15,653	1,735,448
Incyte Corp.	1,942	132,250 *
Moderna Inc.	4,040	111,464 *
Regeneron Pharmaceuticals Inc.	1,304	684,600
Vertex Pharmaceuticals Inc.	3,234	1,439,777 *
Total Biotechnology		10,334,631
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	21,809	$2,966,243
Align Technology Inc.	864	163,581 *
Baxter International Inc.	6,454	195,427
Becton Dickinson & Co.	3,527	607,526
Boston Scientific Corp.	18,551	1,992,563 *
Cooper Cos. Inc.	2,533	180,248 *
Dexcom Inc.	4,846	423,007 *
Edwards Lifesciences Corp.	7,210	563,894 *
GE HealthCare Technologies Inc.	5,542	410,496
Hologic Inc.	2,712	176,714 *
IDEXX Laboratories Inc.	1,015	544,385 *
Insulet Corp.	871	273,651 *
Intuitive Surgical Inc.	4,510	2,450,779 *
Medtronic PLC	16,302	1,421,045
ResMed Inc.	1,789	461,562
Solventum Corp.	1,781	135,071 *
STERIS PLC	1,229	295,231
Stryker Corp.	4,346	1,719,408
Zimmer Biomet Holdings Inc.	2,407	219,543
Total Health Care Equipment & Supplies		15,200,374
Health Care Providers & Services — 1.8%
Cardinal Health Inc.	2,966	498,288
Cencora Inc.	2,110	632,684
Centene Corp.	6,007	326,060 *
Cigna Group	3,298	1,090,253
CVS Health Corp.	16,041	1,106,508
DaVita Inc.	581	82,763 *
Elevance Health Inc.	2,837	1,103,480
HCA Healthcare Inc.	2,181	835,541
Henry Schein Inc.	1,440	105,192 *
Humana Inc.	1,456	355,963
Labcorp Holdings Inc.	1,069	280,623
McKesson Corp.	1,580	1,157,792
Molina Healthcare Inc.	685	204,062 *
Quest Diagnostics Inc.	1,418	254,715
UnitedHealth Group Inc.	11,354	3,542,107
Universal Health Services Inc., Class B Shares	686	124,269
Total Health Care Providers & Services		11,700,300
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	3,537	417,401
Bio-Techne Corp.	2,062	106,090
Charles River Laboratories International Inc.	593	89,976 *
Danaher Corp.	8,070	1,594,148
IQVIA Holdings Inc.	2,021	318,489 *
Mettler-Toledo International Inc.	263	308,951 *
Revvity Inc.	1,493	144,403
Thermo Fisher Scientific Inc.	4,723	1,914,988
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
Waters Corp.	724	$252,705 *
West Pharmaceutical Services Inc.	855	187,074
Total Life Sciences Tools & Services		5,334,225
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	25,744	1,191,690
Eli Lilly & Co.	9,863	7,688,504
Johnson & Johnson	30,199	4,612,897
Merck & Co. Inc.	31,654	2,505,731
Pfizer Inc.	72,051	1,746,516
Viatris Inc.	13,705	122,386
Zoetis Inc.	5,538	863,651
Total Pharmaceuticals		18,731,375

Total Health Care		61,300,905
Industrials — 8.5%
Aerospace & Defense — 2.2%
Axon Enterprise Inc.	938	776,608 *
Boeing Co.	9,482	1,986,763 *
General Dynamics Corp.	3,212	936,812
General Electric Co.	13,372	3,441,819
Howmet Aerospace Inc.	5,010	932,511
Huntington Ingalls Industries Inc.	502	121,213
L3Harris Technologies Inc.	2,291	574,674
Lockheed Martin Corp.	2,591	1,199,996
Northrop Grumman Corp.	1,686	842,966
RTX Corp.	16,791	2,451,822
Textron Inc.	2,140	171,821
TransDigm Group Inc.	711	1,081,175
Total Aerospace & Defense		14,518,180
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	1,524	146,228
Expeditors International of Washington Inc.	1,740	198,795
FedEx Corp.	2,703	614,419
United Parcel Service Inc., Class B Shares	9,430	951,864
Total Air Freight & Logistics		1,911,306
Building Products — 0.6%
Allegion PLC	1,072	154,497
AO Smith Corp.	1,334	87,470
Builders FirstSource Inc.	1,428	166,633 *
Carrier Global Corp.	10,080	737,755
Johnson Controls International PLC	8,384	885,518
Lennox International Inc.	390	223,564
Masco Corp.	2,576	165,791
Trane Technologies PLC	2,836	1,240,495
Total Building Products		3,661,723
Commercial Services & Supplies — 0.6%
Cintas Corp.	4,356	970,822
Copart Inc.	10,893	534,520 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Republic Services Inc.	2,594	$639,706
Rollins Inc.	3,561	200,912
Veralto Corp.	3,055	308,402
Waste Management Inc.	4,626	1,058,521
Total Commercial Services & Supplies		3,712,883
Construction & Engineering — 0.1%
Quanta Services Inc.	1,830	691,886
Electrical Equipment — 0.9%
AMETEK Inc.	2,816	509,583
Eaton Corp. PLC	4,894	1,747,109
Emerson Electric Co.	7,215	961,976
GE Vernova Inc.	3,403	1,800,697
Generac Holdings Inc.	698	99,961 *
Hubbell Inc.	639	260,974
Rockwell Automation Inc.	1,417	470,685
Total Electrical Equipment		5,850,985
Ground Transportation — 0.9%
CSX Corp.	24,098	786,318
J.B. Hunt Transport Services Inc.	953	136,851
Norfolk Southern Corp.	2,816	720,812
Old Dominion Freight Line Inc.	2,298	372,965
Uber Technologies Inc.	26,244	2,448,565 *
Union Pacific Corp.	7,467	1,718,007
Total Ground Transportation		6,183,518
Industrial Conglomerates — 0.4%
3M Co.	6,640	1,010,874
Honeywell International Inc.	8,038	1,871,889
Total Industrial Conglomerates		2,882,763
Machinery — 1.5%
Caterpillar Inc.	5,918	2,297,427
Cummins Inc.	1,729	566,248
Deere & Co.	3,188	1,621,066
Dover Corp.	1,705	312,407
Fortive Corp.	4,084	212,899
IDEX Corp.	885	155,380
Illinois Tool Works Inc.	3,572	883,177
Ingersoll Rand Inc.	4,896	407,249
Nordson Corp.	674	144,485
Otis Worldwide Corp.	4,861	481,336
PACCAR Inc.	6,544	622,073
Parker-Hannifin Corp.	1,644	1,148,285
Pentair PLC	2,017	207,065
Snap-on Inc.	685	213,158
Stanley Black & Decker Inc.	1,800	121,950
Westinghouse Air Brake Technologies Corp.	2,072	433,773
Xylem Inc.	2,964	383,423
Total Machinery		10,211,401
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.1%
Delta Air Lines Inc.	8,026	$394,719
Southwest Airlines Co.	7,396	239,926
United Airlines Holdings Inc.	3,977	316,689 *
Total Passenger Airlines		951,334
Professional Services — 0.6%
Automatic Data Processing Inc.	5,143	1,586,101
Broadridge Financial Solutions Inc.	1,458	354,338
Dayforce Inc.	1,908	105,684 *
Equifax Inc.	1,534	397,874
Jacobs Solutions Inc.	1,464	192,443
Leidos Holdings Inc.	1,581	249,418
Paychex Inc.	4,132	601,041
Paycom Software Inc.	590	136,526
Verisk Analytics Inc.	1,724	537,026
Total Professional Services		4,160,451
Trading Companies & Distributors — 0.3%
Fastenal Co.	14,276	599,592
United Rentals Inc.	805	606,487
W.W. Grainger Inc.	554	576,293
Total Trading Companies & Distributors		1,782,372

Total Industrials		56,518,802
Information Technology — 32.9%
Communications Equipment — 0.9%
Arista Networks Inc.	12,744	1,303,839 *
Cisco Systems Inc.	49,950	3,465,531
F5 Inc.	685	201,609 *
Juniper Networks Inc.	4,226	168,744
Motorola Solutions Inc.	2,130	895,580
Total Communications Equipment		6,035,303
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	15,320	1,512,850
CDW Corp.	1,684	300,745
Corning Inc.	10,018	526,847
Jabil Inc.	1,297	282,876
Keysight Technologies Inc.	2,123	347,875 *
TE Connectivity PLC	3,647	615,139
Teledyne Technologies Inc.	568	290,992 *
Trimble Inc.	2,949	224,065 *
Zebra Technologies Corp., Class A Shares	655	201,976 *
Total Electronic Equipment, Instruments & Components		4,303,365
IT Services — 1.1%
Accenture PLC, Class A Shares	7,866	2,351,069
Akamai Technologies Inc.	1,782	142,132 *
Cognizant Technology Solutions Corp., Class A Shares	6,025	470,131
EPAM Systems Inc.	678	119,884 *
Gartner Inc.	930	375,925 *
GoDaddy Inc., Class A Shares	1,716	308,983 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
International Business Machines Corp.	11,639	$3,430,944
VeriSign Inc.	998	288,222
Total IT Services		7,487,290
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices Inc.	20,378	2,891,638 *
Analog Devices Inc.	6,268	1,491,909
Applied Materials Inc.	10,326	1,890,381
Broadcom Inc.	58,928	16,243,503
Enphase Energy Inc.	1,575	62,449 *
First Solar Inc.	1,328	219,837 *
Intel Corp.	55,041	1,232,918
KLA Corp.	1,639	1,468,118
Lam Research Corp.	15,853	1,543,131
Microchip Technology Inc.	6,962	489,916
Micron Technology Inc.	14,037	1,730,060
Monolithic Power Systems Inc.	588	430,052
NVIDIA Corp.	305,655	48,290,434
NXP Semiconductors NV	3,132	684,311
ON Semiconductor Corp.	5,174	271,169 *
QUALCOMM Inc.	13,851	2,205,910
Skyworks Solutions Inc.	1,868	139,203
Teradyne Inc.	2,023	181,908
Texas Instruments Inc.	11,420	2,371,021
Total Semiconductors & Semiconductor Equipment		83,837,868
Software — 11.4%
Adobe Inc.	5,368	2,076,772 *
ANSYS Inc.	1,060	372,293 *
Autodesk Inc.	2,663	824,385 *
Cadence Design Systems Inc.	3,472	1,069,897 *
CrowdStrike Holdings Inc., Class A Shares	3,120	1,589,047 *
Fair Isaac Corp.	302	552,044 *
Fortinet Inc.	7,820	826,730 *
Gen Digital Inc.	6,439	189,307
Intuit Inc.	3,503	2,759,068
Microsoft Corp.	93,159	46,338,218
Oracle Corp.	20,393	4,458,522
Palantir Technologies Inc., Class A Shares	26,648	3,632,655 *
Palo Alto Networks Inc.	8,323	1,703,219 *
PTC Inc.	1,535	264,542 *
Roper Technologies Inc.	1,330	753,897
Salesforce Inc.	12,048	3,285,369
ServiceNow Inc.	2,593	2,665,811 *
Synopsys Inc.	1,962	1,005,878 *
Tyler Technologies Inc.	517	306,498 *
Workday Inc., Class A Shares	2,780	667,200 *
Total Software		75,341,352
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	187,266	$38,421,365
Dell Technologies Inc., Class C Shares	3,879	475,566
Hewlett Packard Enterprise Co.	15,729	321,658
HP Inc.	11,298	276,349
NetApp Inc.	2,415	257,318
Seagate Technology Holdings PLC	2,639	380,887
Super Micro Computer Inc.	6,312	309,351 *
Western Digital Corp.	4,322	276,565
Total Technology Hardware, Storage & Peripherals		40,719,059

Total Information Technology		217,724,237
Materials — 1.9%
Chemicals — 1.2%
Air Products & Chemicals Inc.	2,761	778,768
Albemarle Corp.	1,392	87,237
CF Industries Holdings Inc.	2,146	197,432
Corteva Inc.	8,419	627,468
Dow Inc.	8,609	227,966
DuPont de Nemours Inc.	5,105	350,152
Eastman Chemical Co.	1,335	99,671
Ecolab Inc.	3,125	842,000
International Flavors & Fragrances Inc.	3,116	229,182
Linde PLC	5,875	2,756,432
LyondellBasell Industries NV, Class A Shares	3,230	186,888
Mosaic Co.	3,671	133,918
PPG Industries Inc.	3,004	341,705
Sherwin-Williams Co.	2,962	1,017,032
Total Chemicals		7,875,851
Construction Materials — 0.1%
Martin Marietta Materials Inc.	764	419,406
Vulcan Materials Co.	1,616	421,485
Total Construction Materials		840,891
Containers & Packaging — 0.2%
Amcor PLC	29,439	270,544
Avery Dennison Corp.	942	165,293
Ball Corp.	3,630	203,607
International Paper Co.	6,388	299,150
Packaging Corp. of America	1,157	218,036
Smurfit WestRock PLC	6,039	260,583
Total Containers & Packaging		1,417,213
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	17,757	769,766
Newmont Corp.	14,056	818,903
Nucor Corp.	2,970	384,734
Steel Dynamics Inc.	1,728	221,201
Total Metals & Mining		2,194,604

Total Materials		12,328,559
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 2.0%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,838	$133,494
Healthpeak Properties Inc.	8,279	144,965
Ventas Inc.	5,947	375,553
Welltower Inc.	7,801	1,199,248
Total Health Care REITs		1,853,260
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	124,662
Industrial REITs — 0.2%
Prologis Inc.	11,503	1,209,195
Office REITs — 0.0%††
BXP Inc.	1,798	121,311
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,643	510,457 *
CoStar Group Inc.	5,194	417,598 *
Total Real Estate Management & Development		928,055
Residential REITs — 0.2%
AvalonBay Communities Inc.	1,766	359,381
Camden Property Trust	1,372	154,611
Equity Residential	4,285	289,195
Essex Property Trust Inc.	809	229,270
Invitation Homes Inc.	6,778	222,318
Mid-America Apartment Communities Inc.	1,474	218,167
UDR Inc.	3,487	142,374
Total Residential REITs		1,615,316
Retail REITs — 0.3%
Federal Realty Investment Trust	1,042	98,980
Kimco Realty Corp.	7,888	165,806
Realty Income Corp.	11,838	681,987
Regency Centers Corp.	1,896	135,052
Simon Property Group Inc.	4,017	645,773
Total Retail REITs		1,727,598
Specialized REITs — 0.9%
American Tower Corp.	5,918	1,307,996
Crown Castle Inc.	5,433	558,132
Digital Realty Trust Inc.	4,050	706,037
Equinix Inc.	1,244	989,565
Extra Space Storage Inc.	2,578	380,100
Iron Mountain Inc.	3,564	365,560
Public Storage	1,984	582,145
SBA Communications Corp.	1,338	314,216
VICI Properties Inc.	12,902	420,605
Weyerhaeuser Co.	9,134	234,652
Total Specialized REITs		5,859,008

Total Real Estate		13,438,405
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Utilities — 2.4%
Electric Utilities — 1.5%
Alliant Energy Corp.	3,094	$187,094
American Electric Power Co. Inc.	6,603	685,127
Constellation Energy Corp.	3,947	1,273,934
Duke Energy Corp.	9,834	1,160,412
Edison International	4,676	241,282
Entergy Corp.	5,813	483,177
Evergy Inc.	2,897	199,690
Eversource Energy	4,642	295,324
Exelon Corp.	12,470	541,447
FirstEnergy Corp.	6,518	262,415
NextEra Energy Inc.	25,903	1,798,186
NRG Energy Inc.	2,515	403,859
PG&E Corp.	26,944	375,599
Pinnacle West Capital Corp.	1,479	132,326
PPL Corp.	9,208	312,059
Southern Co.	13,861	1,272,856
Xcel Energy Inc.	7,041	479,492
Total Electric Utilities		10,104,279
Gas Utilities — 0.1%
Atmos Energy Corp.	1,915	295,121
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,180	86,053
Vistra Corp.	4,323	837,841
Total Independent Power and Renewable Electricity Producers		923,894
Multi-Utilities — 0.6%
Ameren Corp.	3,263	313,379
CenterPoint Energy Inc.	7,970	292,818
CMS Energy Corp.	3,733	258,622
Consolidated Edison Inc.	4,749	476,562
Dominion Energy Inc.	10,457	591,030
DTE Energy Co.	2,566	339,892
NiSource Inc.	5,820	234,779
Public Service Enterprise Group Inc.	6,191	521,158
Sempra	8,478	642,378
WEC Energy Group Inc.	3,913	407,735
Total Multi-Utilities		4,078,353
Water Utilities — 0.1%
American Water Works Co. Inc.	2,420	336,646

Total Utilities		15,738,293
Total Investments before Short-Term Investments (Cost — $242,686,771)		657,943,187
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,469,178)	4.226%	2,469,178	$2,469,178 (b)
Total Investments — 99.9% (Cost — $245,155,949)			660,412,365
Other Assets in Excess of Liabilities — 0.1%			476,706
Total Net Assets — 100.0%			$660,889,071

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	10	9/25	$3,060,007	$3,126,875	$66,868
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$657,943,187	—	—	$657,943,187
Short-Term Investments†	2,469,178	—	—	2,469,178
Total Investments	$660,412,365	—	—	$660,412,365
Other Financial Instruments:
Futures Contracts††	$66,868	—	—	$66,868
Total	$660,479,233	—	—	$660,479,233

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended June 30, 2025:

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$73,205	$1,160	52	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Franklin Resources Inc.	—	$3,538	$13,522	$87,887

Franklin S&P 500 Index Fund 2025 Quarterly Report